Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payments [Abstract]
Schedule of Group's Share-Based Payments Arrangements	For the six months ended June 30, 2025, the Group’s share-based payments arrangements were as follows:
Type of arrangement	Grant date	Quantity granted		Contract period	Vesting conditions
Employee stock options	May 14, 2015	15,886	(317,701)	10 years	Note 1
Employee stock options	May 14, 2015	8,344	(166,789)	10 years	Note 1
Employee stock options	April 14, 2016	398	(7,942)	10 years	Note 2
Employee stock options	April 14, 2016	2,383	(47,655)	10 years	Note 3
Employee stock options	April 7, 2017	1,799	(35,917)	10 years	Note 1
Employee stock options	March 11, 2019	185	(3,686)	10 years	Note 1
Employee stock options	March 11, 2019	185	(3,686)	10 years	Note 1
Employee stock options	March 11, 2019	185	(3,686)	10 years	Note 1
Employee stock options	October 4, 2019	185	(3,686)	10 years	Note 1
Type of arrangement	Grant date	Quantity granted		Contract period	Vesting conditions
Employee stock options	January 9, 2020	185	(3,686)	10 years	Note 1
Employee stock options	March 9, 2020	185	(3,686)	10 years	Note 1
Employee stock options	April 27, 2020	83	(1,658)	10 years	Note 1
Employee stock options	July 31, 2020	3,318	(66,355)	10 years	Note 1
Employee stock options	November 2, 2020	2,489	(49,769)	10 years	Note 1
Employee stock options	May 3, 2021	1,660	(33,178)	10 years	Note 1
Employee stock options	July 1, 2021	185	(3,686)	10 years	Note 1
Employee stock options	July 1, 2021	185	(3,686)	10 years	Note 1
Employee stock options	July 1, 2021	185	(3,686)	10 years	Note 1
Employee stock options	September 1, 2021	83	(1,658)	10 years	Note 3
Employee stock options	February 10, 2022	185	(3,686)	10 years	Note 1
Employee stock options	February 10, 2022	536	(10,688)	10 years	Note 1
Employee stock options	February 10, 2022	367	(7,330)	10 years	Note 1
Employee stock options	February 10, 2022	1,660	(33,157)	10 years	Note 4
Employee stock options	June 10, 2022	535	(10,676)	10 years	Note 3
Employee stock options	June 10, 2022	653	(13,050)	10 years	Note 3
Employee stock options	June 21, 2022	1,751	(35,013)	10 years	Note 4
Employee stock options	May 31, 2023	150	(2,986)	10 years	Note 1
Employee stock options	May 31, 2023	509	(10,136)	10 years	Note 1
Employee stock options	May 31, 2023	527	(10,502)	10 years	Note 1
Employee stock options	July 31, 2023	751	(14,925)	10 years	Note 1
Employee stock options	July 31, 2023	278	(5,528)	10 years	Note 1
Employee stock options	July 31, 2023	1,362	(27,084)	10 years	Note 1
Employee stock options	August 21, 2023	553	(11,059)	10 years	Note 1
Employee stock options	January 1, 2024	111	(2,211)	10 years	Note 3
Employee stock options	January 1, 2024	278	(5,528)	10 years	Note 1
Employee stock options	January 1, 2024	111	(2,211)	10 years	Note 1
Employee stock options	September 1, 2024	1,245	(24,884)	10 years	Note 3
Employee stock options	September 1, 2024	56	(1,105)	10 years	Note 1
Employee stock options	November 20, 2024	3,574	(71,362)	10 years	Note 1
Restricted shares to employees	January 1, 2024	231	(4,608)	4 years	Note 1,9
Restricted shares to employees	September 1, 2024	88	(1,755)	4 years	Note 5,9
Restricted shares to employees	November 20, 2024	110	(2,188)	6 months	Note 6,9
Restricted shares to employees	November 20, 2024	438	(8,757)	6 months	Note 6,9
Restricted shares to employees	January 1, 2025	5,732	(114,592)	1 years	Note 7,9
Restricted shares to employees	January 1, 2025	2,554	(51,049)	4 years	Note 5,9
Restricted shares to employees	February 10, 2025	1,073	(21,459)	4 years	Note 5,9
Restricted shares to employees	April 1, 2025	858	(17,142)	4 years	Note 5,9
Restricted shares to employees	May 1, 2025	2,042	(40,808)	1 years	Note 8,9

Schedule of Company’s Outstanding and Exercisable Options Granted	Details of the share-based payments arrangements are as follows:
	2024
Stock options	No. of options	Weighted-average exercise price
Options outstanding at January 1	36,107	65.196139
Options granted	500	170.118136
Options forfeited	(692)	201.972966
Options outstanding at June 30	35,915	64.016418
Options exercisable at June 30	31,338
	2025
Stock options	No. of options	Weighted-average exercise price
Options outstanding at January 1	39,271	83.679889
Options forfeited and expired	(17,946)	10.250245
Options outstanding at June 30	21,325	145.573914
Options exercisable at June 30	15,554
The figures prior to the reverse stock split are as follows.
	2024
Stock options	No. of options	Weighted-average exercise price
Options outstanding at January 1	721,399	3.259807
Options granted	9,950	8.505907
Options forfeited	(13,823)	10.098648
Options outstanding at June 30	717,526	3.200821
Options exercisable at June 30	660,628
	2025
Stock options	No. of options	Weighted-average exercise price
Options outstanding at January 1	784,520	4.183994
Options forfeited and expired	(358,847)	0.512512
Options outstanding at June 30	425,673	7.278696
Options exercisable at June 30	310,444

Schedule of Restricted Shares
Restricted shares	2024 No. of restricted shares
Restricted shares granted but not yet vested at January 1	—
Restricted shares granted	231
Restricted shares granted but not yet vested at June 30	231
Restricted shares	2025 No. of restricted shares
Restricted shares granted but not yet vested at January 1	636
Restricted shares granted	12,259
Restricted shares vested	(3,751)
Restricted shares granted but not yet vested at June 30	9,144
Restricted shares	2024 No. of restricted shares
Restricted shares granted but not yet vested at January 1	—
Restricted shares granted	4,608
Restricted shares granted but not yet vested at June 30	4,608
Restricted shares	2025 No. of restricted shares
Restricted shares granted but not yet vested at January 1	12,700
Restricted shares granted	245,050
Restricted shares vested	(74,967)
Restricted shares granted but not yet vested at June 30	182,783

Schedule of Company’s Outstanding and Exercisable Options Granted	The following tables summarize information about the Company’s outstanding and exercisable options granted to employees as of June 30, 2025:
Exercise price (range)	Options outstanding as of June 30, 2025	Weighted average remaining contractual term (years)	Options exercisable as of June 30, 2025	Weighted average remaining contractual term (years)
3.575621	398	0.83	398	0.83
57.120609	1,472	1.77	1,472	1.77
88.501194	925	4.60	925	4.60
112.882436	2,674	5.20	2,674	5.20
134.323144	5,239	5.48	5,214	5.47
141.863902	2,962	6.97	2,578	6.85
180.345276	4,081	8.48	2,293	8.16
217.000232	3,574	9.39	—	—
	21,325	6.50	15,554	5.52

The figures prior to the reverse stock split are as follows.

Exercise price (range)	Options outstanding as of June 30, 2025	Weighted average remaining contractual term (years)	Options exercisable as of June 30, 2025	Weighted average remaining contractual term (years)
0.178781	7,942	0.83	7,942	0.83
2.856030	29,387	1.77	29,387	1.77
4.425060	18,430	4.60	18,430	4.60
5.644122	53,455	5.20	53,455	5.20
6.716157	104,730	5.48	104,232	5.47
7.093195	59,102	6.97	51,395	6.85
9.017264	81,265	8.48	45,603	8.16
10.850012	71,362	9.39	0	—
	425,673	6.50	310,444	5.52

Schedule of Share-Based Payments Transactions Related to Employee Stock Options and Restricted Shares	Expenses incurred on share-based payments transactions related to employee stock options and restricted shares are shown below:
	Six months ended June 30,
	2024	2025
Share-based payments	$200,912	$818,500